CONVERTIBLE DEBENTURE PAYABLE (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
INTANGIBLE ASSETS
Warrants Issued To Purchase Common Shares | shares	406,504
Debenture Conversion Description	The Debenture is convertible voluntarily by the Purchaser at any time into shares of our common stock, at the lesser of $7.50, representing 100% of the closing price of our common stock on the trading day immediately prior to the Closing Date, or 75% of the average VWAP of our common stock during the 5 trading day period immediately prior to the conversion date (the “Conversion Price”), or automatically upon the occurrence of a single public offering of our common stock which results in the listing of our common stock on a national securities exchange as defined in the Exchange Act (the “Qualified Offering”) into shares of our common stock at the lesser of the Conversion Price, or 75% of the offering price of the securities offered in the Qualified Offering
Debt Face Amount	$ 3,048,781
Proceeds From Financing Transition	$ 2,500,000
Oid Percentage	18.00%
Exercise Price | $ / shares	$ 9.00
Adjusted Exercise Price | $ / shares	$ 3.00
Partial Liquidated Damages Description	the Company shall pay to the Purchaser as partial liquidated damages equal to the product of 2% of the principal amount not to exceed 24% of the aggregate principal. If the Company fails to pay the liquidated damages within seven days after the date payable, the Company will pay interest at 18% until such amounts are paid in full
Unamortized Discount And Issuance Costs	$ 423,782
Conversion Feature Debt Discount	980,000
Amortization Of Interest	$ 514,365
Outstanding Warrants | shares	1,219,512
Fair Market Value Of Stock Warrants	$ 847,048
Unamortized Discount	402,465
Interest Expense	444,583
Original Issue Discount	548,781
Debt Issuance Costs	275,000
Unpaid Damages And Estimated Related Costs	189,700
Interest Expense Related To The Original Issue Discount And Debt Issuance Costs	$ 399,999